Customer Accounts - Interest Expense on Customer Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Banking and Thrift [Abstract]
Checking accounts	$ 6,072	$ 2,721	$ 1,491
Savings accounts	920	978	734
Money market accounts	7,788	3,592	3,285
Time deposit accounts	58,468	45,256	47,425
Interest expense on customer accounts, gross	73,248	52,547	52,935
Less early withdrawal penalties	(756)	(524)	(450)
Interest expense on customer accounts	$ 72,492	$ 52,023	$ 52,485
Weighted average interest rate at end of year	0.87%	0.54%	0.50%
Weighted daily average interest rate during the year	0.65%	0.49%	0.50%